Revenues Based on Location of Legal Entity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 1,576,871	$ 1,566,768	$ 1,401,461
United States
Segment Reporting Information [Line Items]
Revenues	1,171,805	1,187,661	1,104,836
All Foreign Countries
Segment Reporting Information [Line Items]
Revenues	$ 405,066	$ 379,107	$ 296,625